Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2020
Shareholders' equity [abstract]
Schedule of non-controlling interests

(in millions of euros)	June 30,	December 31,
	2020	2019
Credit part of equity attributable to non-controlling interests (a)	2,566	2,701
o/ w Orange Polska group	959	987
o/ w Sonatel group	653	736
o/ w Orange Belgium group	270	275
o/ w Jordan Telecom group	170	166
o/ w Médi Telecom	124	148
Debit part of equity attributable to non-controlling interests (b)	(12)	(13)
Total equity attributable to non-controlling interests (a) + (b)	2,553	2,688

(in millions of euros)	June 30, 2020	June 30, 2019
Dividends paid to minority shareholders	206	243
o/ w Sonatel group	166	192
o/ w Médi Telecom	24	22
o/ w Orange Belgium group	14	14
o/ w Jordan Telecom group	—	13

Schedule of translation adjustment

(in millions of euros)	June 30, 2020	June 30, 2019
Gain (loss) recognized in other comprehensive income during the period	(184)	52
Reclassification to net income for the period	0	(2)
Total transaction adjustments for continuing operations	(184)	50